Income Taxes - Schedule of Provisions for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Provision for Income Taxes
Current Tax Provision Hong Kong	$ 127,019	$ 127,471	$ 125,802
Deferred Tax Provision Hong Kong	1,712	(5,032)
Current Tax Provision PRC		29,862
Over Provision of PRC Income Tax in prior year			(217,999)
Deferred Tax Provision PRC	164,361	54,643	14,895
Total Provision (Credit) for Income Taxes	$ 293,092	$ 206,944	$ (77,302)